Off balance sheet commitments - Summary of Undrawn Credit Facilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,000	€ 8,000	€ 8,010
Less than 1 year
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	4,000
From 1 to 3 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	4,000
From 3 to 5 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	0
More than 5 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 0